Goodwill	12 Months Ended
Dec. 31, 2023
Goodwill [Abstract]
Goodwill
12.	Goodwill

	As of January 1, 2021		Additions	Disposals	As of December 31, 2021

Cost	Ps.	348,441	22,634	-	371,075

	As of December 31, 2021		Additions	Disposals	As of December 31, 2022

Cost	Ps.	371,075	1,251,277	(22,634)	1,599,718

	As of December 31, 2022		Additions	Disposals	As of December 31, 2023

Cost	Ps.	1,599,718	-	-	1,599,718

The goodwill balances of Group’s companies are described below:

	As of December 31:
	2023		2022	2021

Betterware	Ps.	348,441	348,441	348,441
JAFRA Mexico		1,250,132	1,250,132	-
Finayo		1,145	1,145	-
GurúComm		-	-	17,372
Innova Catalogos		-	-	5,262
Total	Ps.	1,599,718	1,599,718	371,075

The Betterware’s goodwill, correspond to the resulting excess between the consideration given and the fair values of the net assets acquired on the acquisition date by Betterware Latinoamerica Holding México, S.A. de C.V. (BLHM) and Strevo Holding, S.A. de C.V.

On March 12, 2021, Betterware entered into an agreement to acquire 60% of GurúComm for Ps.45,000. GurúComm is a Mobile Virtual Network Operator and communications software developer. Moreover, on July 22, 2021, Betterware entered into an agreement more to acquire 70% of Innova Catálogos, S.A. de C.V., for Ps.5,000. Innova Catálogos is a company dedicated to the purchase and sale of clothing, footwear and accessories. The goodwill addition of Ps.22,634 is the result between the consideration paid and the fair values of the net assets acquired from both companies. During the 2022 period, GuruComm and Innova Catálogos ceased to belong to the Group in the months of March and November, respectively, therefore, the goodwill is shown as disposals for Ps.22,634 for the year.

On March 25, 2022, Betterware and Programa Lazos, S.A. de C.V., acquired 2% and 98%, respectively, of the participation in shares of Finayo, S.A.P.I. de C.V. SOFOM ENR. The Group recorded a goodwill of Ps.1,145 corresponding to the excess for the consideration paid and the fair values of the net assets acquired for the acquisition of 100% of Finayo. In June 2023, the participation’s percentage in Finayo was modified as follow: an increase in Betterware from 2% to 99.05% and a decrease in Programa Lazos from 98% to 0.95%.

On April 7, 2022, Betterware acquired 100% of JAFRA in Mexico and the United States, along with its trademarks “JAFRA”; the total cash agreed amounted to Ps.5,044,371 (see note 11). The addition to goodwill for Ps.1,250,132 corresponds to the excess for the consideration paid and the fair values of the net assets acquired for the acquisition of 100% of Jafra Cosmetics International S.A. de C.V., Jafra México Holding B.V. and Jafra Cosmetics International Inc.

Impairment tests

The Company annually tests the recoverable amount of its goodwill and indefinite-lived intangible assets that amount to Ps.1,599,718 and Ps.1,102,106, respectively, of which Ps.1,250,132 and Ps.849,106, respectively are related to the cash generating unit JAFRA Mexico. For impairment testing purposes, goodwill is allocated to CGU that do not exceed operating segments. The recoverable value of the CGU was based on the fair value minus disposal costs, estimated using discounted cash flows. The fair value measurement was classified as a Level 3 fair value based on the inputs in the valuation technique used.

The values assigned to the key assumptions represent the administration’s assessment of future trends in relevant industries and are based on historical data from external and internal sources.

As of December 31, 2023, 2022 and 2021, the estimated recoverable amount of the CGU exceeded its carrying amount.

The key assumptions used in the estimation of the recoverable amount are set out below:

	2023		2022		2021
In percentages	Betterware	JAFRA México	Betterware	JAFRA México	Betterware
Discount rate	14.7	16.7	10.0	9.1	12.8
Average revenue growth rate	5.0	9.0	2.3	8.1	13.8
Terminal value growth rate	3.3	3.3	0.0	2.0	3.0
EBITDA margin (earnings before interest, taxes, depreciation and amortization)	27.5	19.0	30.0	15.3	30.0

The discount rate was based on the historical industry average, weighted-average cost of capital and a market interest rate. The discount rate for Betterware is 14.7%, 10.0% and 12.8% as of December 31, 2023, 2022 and 2021 respectively, and for JAFRA of 16.7% and 9.1% as of December 31, 2023, and 2022 respectively.

The average revenue growth rate is derived from management plans that are in line with industry behavior.

The cash flow projections included specific estimates for 5 years and a terminal growth rate thereafter. The terminal growth rate was determined based on management’s estimate of the long-term compound annual EBITDA growth rate, consistent with the assumptions that a market participant would make. For Betterware, a terminal growth rate of 1.0% was used to corroborate that even then there would be no impairment of the assets.

Budgeted EBITDA was estimated taking into account past experience and a revenue growth rate projected taking into account the average growth levels experienced over the past 5 years and the estimated sales volume and price growth for the next five years. It was assumed that the sales price would increase in line with forecast inflation over the next five years.

There are no reasonably possible changes in any of the key assumptions that would result in potential impairment.